Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Information
During the quarter ended March 31, 2019, the Company realigned its businesses into two operating and reportable segments, Sorrento Therapeutics and Scilex. The Company reports segment information based on the management approach. The management approach designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), which is the Company’s Chief Executive Officer, for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocates resources and assesses the performance of each operating segment based on licensing, sales and services revenue, operating expenses, and operating income (loss) before interest and taxes. The Company has determined its reportable segments to be Sorrento Therapeutics and Scilex based on the information used by the CODM.

Sorrento Therapeutics. The Sorrento Therapeutics segment is organized around the Company’s Immune-Oncology therapeutic area, leveraging its proprietary G-MAB™ antibody library and targeted delivery modalities to generate the next generation of cancer therapeutics. These modalities include proprietary chimeric antigen receptor T-cell therapy (“CAR-T”), dimeric antigen receptor T-cell therapy (“DAR-T”), antibody drug conjugates (“ADCs”) as well as bispecific antibody approaches. Additionally, this segment also includes Sofusa®, a revolutionary drug delivery system that delivers biologics directly into the lymphatic system to potentially achieve improved efficacy and fewer adverse effects than standard parenteral immunotherapy, and resiniferatoxin (“RTX”), which is a non-opioid-based neurotoxin and is currently in clinical trials for late stage cancer pain and osteoarthritis.

Scilex. The Scilex segment is largely organized around the Company’s non-opioid pain management operations and includes the operations of Scilex Pharmaceuticals Inc. (“Scilex”). Revenues from the Scilex segment are exclusively derived from the sale of ZTlido® (lidocaine topical system 1.8%). In October 2018, Scilex commercially launched its ZTlido® (lidocaine topical system 1.8%) product and began recognizing revenue in the fourth quarter of 2018.

The Company’s CODM does not regularly review asset information by reportable segment and, therefore, it does not report asset information by reportable segment. The majority of long-lived assets for both segments are located in the United States.

The following table presents information about the Company’s reportable segments for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	2018
(in thousands)	Sorrento Therapeutics	Scilex	Total
External revenues	$18,587	$2,606	$21,193
Operating expenses	137,166	34,452	171,618
Operating loss before interest and taxes	(118,579)	(31,846)	(150,425)

	2017
(in thousands)	Sorrento Therapeutics	Scilex	Total
External revenues	$151,856	$—	$151,856
Operating expenses	114,879	11,642	126,521
Operating income (loss) before interest and taxes	36,977	(11,642)	25,335

	2016
(in thousands)	Sorrento Therapeutics	Scilex (1)	Total
External revenues	$8,152	$—	$8,152
Operating expenses	103,005	1,924	104,929
Operating loss before interest and taxes	(94,853)	(1,924)	(96,777)

(1) The Company acquired Scilex Pharmaceuticals Inc. in November of 2016.